Revenue Recognition	6 Months Ended
Oct. 31, 2021
Revenue Recognition
Revenue Recognition

Note 3 – Revenue Recognition

Revenue Recognition under ASC 606

The Company recognizes service revenue from its consulting contracts and its game website using the five-step model as prescribed by ASC 606:

● Identification of the contract, or contracts, with a customer;

● Identification of the performance obligations in the contract;

● Determination of the transaction price;

● Allocation of the transaction price to the performance obligations in the contract; and

● Recognition of revenue when or as, the Company satisfies a performance obligation.

The Company identifies performance obligations in contracts with customers, which primarily are professional services, listing fees on our funding portal, and a success fee of 4.9% of the money raised on the funding portal. The transaction price is determined based on the amount the Company expects to be entitled to receive in exchange for transferring the promised services to the customer. The transaction price in the contract is allocated to each distinct performance obligation in an amount that represents the relative amount of consideration expected to be received in exchange for satisfying each performance obligation. Revenue is recognized when performance obligations are satisfied. The Company usually bills its customers before it provides any services and begins performing services after the first payment is received. Contracts are typically one year or less. For larger contracts, in addition to the initial payment, the Company may allow for progress payments throughout the term of the contract.

Judgments and Estimates

The estimation of variable consideration for each performance obligation requires the Company to make subjective judgments. The Company enters into contracts with customers that regularly include promises to transfer multiple services, such as digital marketing, web-based videos, offering statements, and professional services. For arrangements with multiple services, the Company evaluates whether the individual services qualify as distinct performance obligations. In its assessment of whether a service is a distinct performance obligation, the Company determines whether the customer can benefit from the service on its own or with other readily available resources, and whether the service is separately identifiable from other services in the contract. This evaluation requires the Company to assess the nature of each individual service offering and how the services are provided in the context of the contract, including whether the services are significantly integrated, highly interrelated, or significantly modify each other, which may require judgment based on the facts and circumstances of the contract.

When agreements involve multiple distinct performance obligations, the Company allocates arrangement consideration to all performance obligations at the inception of an arrangement based on the relative standalone selling prices (SSP) of each performance obligation. Where the Company has standalone sales data for its performance obligations which are indicative of the price at which the Company sells a promised service separately to a customer, such data is used to establish SSP. In instances where standalone sales data is not available for a particular performance obligation, the Company estimates SSP by the use of observable market and cost-based inputs. The Company continues to review the factors used to establish list price and will adjust standalone selling price methodologies as necessary on a prospective basis.

Service Revenue

Service revenue from subscriptions to the Company’s game website is recognized over time on a ratable basis over the contractual subscription term beginning on the date that the platform is made available to the customer. Payments received in advance of subscription services being rendered are recorded as a deferred revenue. Professional services revenue is recognized over time as the services are rendered.

When a contract with a customer is signed, the Company assesses whether collection of the fees under the arrangement is probable. The Company estimates the amount to reserve for uncollectible amounts based on the aging of the contract balance, current and historical customer trends, and communications with its customers. These reserves are recorded as operating expenses against the contract asset (Accounts Receivable).

Contract Assets

Contract assets are recorded for those parts of the contract consideration not yet invoiced but for which the performance obligations are completed. The revenue is recognized when the customer receives services. Contract assets are included in other current assets in the consolidated balance sheets and will be recognized during the succeeding twelve-month period.

Deferred Revenue

Deferred revenues represent billings or payments received in advance of revenue recognition and are recognized upon transfer of control. Balances consist primarily of annual plan subscription services and professional services not yet provided as of the balance sheet date. Deferred revenues that will be recognized during the succeeding twelve-month period are recorded as current deferred revenues in the consolidated balance sheets, with the remainder recorded as other non-current liabilities in the consolidated balance sheets.

Costs to Obtain a Customer Contract

Sales commissions and related expenses are considered incremental and recoverable costs of acquiring customer contracts. These costs are capitalized as other current or non-current assets and amortized on a straight-line basis over the life of the contract, which approximates the benefit period. The benefit period was estimated by taking into consideration the length of customer contracts, technology lifecycle, and other factors. All sales commissions are recorded as consulting fees within the Company’s consolidated statement of operations.

Remaining Performance Obligations

The Company’s subscription terms are typically less than one year. All of the Company’s revenues in the six- and three-month periods ended October 31, 2021, which amounted to $1,825,009 and $1,199,822, respectively, and for the six- and three-month periods ended October 31, 2020, which amounted to $2,493,486 and $731,164, respectively are considered contract revenues. Contract revenue as of October 31, 2021 and April 30, 2021, which has not yet been recognized, amounted to $670 and $622, respectively, and is recorded on the balance sheet as deferred revenue. The Company expects to recognize revenue on all of its remaining performance obligations over the next 12 months.